Cover	Jan. 23, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 23, 2023
Entity File Number	001-39170
Entity Registrant Name	Elys Game Technology, Corp.
Entity Central Index Key	0001080319
Entity Tax Identification Number	33-0823179
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	130 Adelaide Street West
Entity Address, Address Line Two	Suite 701
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5H 2K4
City Area Code	561
Local Phone Number	838-3325
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	ELYS
Entity Emerging Growth Company	false